Long-Term Investments - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended						0 Months Ended								3 Months Ended	12 Months Ended
	Jun. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 09, 2013 USD ($)	Aug. 02, 2013 JVD [Member] USD ($)	Sep. 09, 2013 JVS [Member] USD ($)	Dec. 31, 2013 JVS [Member] USD ($)	Dec. 31, 2013 St-Ericsson SA [Member] USD ($)	Dec. 31, 2012 St-Ericsson SA [Member] USD ($)	Feb. 03, 2009 St-Ericsson SA [Member]	Dec. 31, 2013 ST-Ericsson AT SA [Member] USD ($)	Dec. 31, 2012 ST-Ericsson AT SA [Member] USD ($)	Feb. 03, 2009 ST-Ericsson AT SA [Member]	Jun. 30, 2013 3Sun S.r.l. [Member] EUR (€)	Dec. 31, 2013 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2013 3Sun S.r.l. [Member] EUR (€)	Dec. 31, 2012 3Sun S.r.l. [Member] USD ($)	Dec. 31, 2013 MicroOLED SAS [Member] USD ($)	Sep. 30, 2013 MicroOLED SAS [Member] USD ($)	Dec. 31, 2012 MicroOLED SAS [Member] USD ($)	Sep. 30, 2012 MicroOLED SAS [Member] USD ($)	Sep. 30, 2012 MicroOLED SAS [Member] Identification of Technology Intangibles [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Controlling share held by Ericsson												50.00%
Ownership percentage										50.00%				49.00%	50.00%		33.30%		33.30%	39.60%		39.60%	39.60%
Equity-method investments		$ 63.0		$ 106.0			$ 4.0		$ 50.0	$ 50.0				$ 9.0			$ 13.0		$ 91.0		$ 4.1	$ 6.0	$ 7.0	$ 4.0
Sale of Stock								1
Fair value of retained non-controlling interest						55
Deconsolidated gain or loss								0
Funding commitment letters capped amount		149
Increase in capital			19
Loan conversion to equity			9
Impairment charges	69	109		1,268	4											159
Income (loss) on equity-method investments		(122)		(24)	(28)												35
Shareholder's loan																	17
Possible future equity contributions																		€ 7